Salaries and Labor Charges	12 Months Ended
Dec. 31, 2023
Salaries and Labor Charges [Abstract]
Salaries and labor charges

Note 12. Salaries and labor charges

The composition of salaries and labor charges at December 31, 2023, 2022 2021 were as follows:

	2023	2022	2021
Wages payable	5,672	6,514	2,816
Accrued labor benefits	7,186	4,698	3,857
Labor taxes	3,816	3,803	2,220
Total salaries and labor charges	16,674	15,015	8,893